EQUIPMENT, NET (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
EQUIPMENT, NET	6. EQUIPMENT, NET

Equipment consists of the following:

	June 30, 2011	December 31, 2010
Tooling costs	$351,800	$351,800
Office furniture	26,486	22,956
Computers and equipment	23,269	23,269
Less: Accumulated depreciation	(257,418)	(242,178)
Total Equipment, net	$144,137	$155,847